FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT
8.	FAIR VALUE MEASUREMENT
In accordance with ASC
820-10,
the Company measures financial products, time deposits, derivative instruments, available-for-sale
debt investments and equity securities with readily determinable fair value at fair value on a recurring basis. Equity securities classified within Level 1 are valued using quoted market prices that currently available on a securities exchange registered with the Securities and Exchange Commission (SEC), Shanghai Stock Exchange (SSE) or Hong Kong Stock Exchange (HKEX). Financial products, time deposits and derivative instruments classified within Level 2 are valued using directly or indirectly observable inputs in the market place. The available-for-sale
debt investments classified within Level 3 are valued based on a model utilizing unobservable inputs which require significant management judgment and estimation.
The equity securities without readily determinable fair value, equity method investments and certain non-financial
assets are recorded at fair value only if an impairment or observable price adjustment is recognized in the current period. If an impairment or observable price adjustment is recognized on the equity securities during the period, the Company classify these assets as Level 3 within the fair value hierarchy based on the nature of the fair value inputs.

Assets

measured at fair value on a recurring basis are summarized below (in millions):

	Fair Value Measurement at December 31, 2020 Using
	Level 1	Level 2	Level 3	Fair Value at December 31, 2020
	RMB	RMB	RMB	RMB	US$

Assets
Financial products (Note 2,7)	—	22,752	—	22,752	3,487
Time deposits (Note 2,7)	—	17,373	—	17,373	2,663
Derivative:
Foreign currency forward contracts (Note 2)	—	51	—	51	8
Equity securities (Note 7)	10,235	—	—	10,235	1,569
Available-for-sale debt investments (Note 7)	—	—	2,856	2,856	438

Total Assets	10,235	40,176	2,856	53,267	8,165

Liabilities
Exchangeable senior notes (Note 17)	—	4,249	—	4,249	651
Derivative:
Foreign currency forward contracts (Note 2)	—	46	—	46	7
Interest rate swap contract (Note 2)	—	11	—	11	2

Total Liabilities	—	4,306	—	4,306	660

	Fair Value Measurement at December 31, 2021 Using
	Level 1	Level 2	Level 3	Fair Value at December 31, 2021
	RMB	RMB	RMB	RMB	US$

Assets
Financial products (Note 2,7)	—	22,857	—	22,857	3,587
Time deposits (Note 2,7)	—	19,807	—	19,807	3,108
Derivative:
Foreign currency forward contracts (Note 2)	—	11	—	11	2
Interest rate swap contract (Note 2)	—	3	—	3	0
Equity securities (Note 7)	8,571	—	—	8,571	1,345
Available-for-sale debt investments (Note 7)	—	—	3,354	3,354	526

Total Assets	8,571	42,678	3,354	54,603	8,568

Liabilities
Exchangeable senior notes (Note 17)	—	3,791	—	3,791	595
Derivative:
Foreign currency forward contracts (Note 2)	—	38	—	38	6
Interest rate swap contract (Note 2)	—	1	—	1	0

Total Liabilities	—	3,830	—	3,830	601

The

roll forward of major Level 3 investments are as follows (RMB in millions):

Total

Fair value of Level 3 investments as at December 31, 2019	2,548

Transfer into Level 3	563
New addition	54
Disposal of investments	(25)
Effect of exchange rate change	(131)
The change in fair value of the investments	(153)

Fair value of Level 3 investments as at December 31, 2020	2,856

Transfer out of Level 3	(35)
New addition	704
Disposal of investments	(66)
Effect of exchange rate change	(44)
The change in fair value of the investments	(61)

Fair value of Level 3 investments as at December 31, 2021	3,354

Management determined the fair value of these Level 3 investments based on income approach using various unobservable inputs. The determination of the fair value required significant judgement by management with respect to the assumptions and estimates for the revenue growth rate, weighted average cost of capital, lack of marketability discounts, expected volatility and probability in equity allocation. The significant unobservable inputs adopted in the valuation as of December 31, 2021 are as follows:

F-36

Unobservable Input
Revenue growth rate	-5%-105%
Weighted average cost of capital	14%-17.5%
Lack of marketability discount	15%~20%
Expected volatility	37%~57%
Probability	Liquidation scenario: 30%~70% Redemption scenario: 30% IPO scenario: 0%~40%